Non-current assets - Intangible Assets	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Non-current assets - Intangible Assets

Note 7 Non-current assets – Intangible assets

(All in US$)	June 30, 2023	December 31, 2022

Goodwill	11,975,024	11,975,024
Technology	106,985	198,686
Balance	12,082,009	12,173,710

(All in US$)	Goodwill	Technology	Total
Balance at the beginning of the half-year	11,975,024	198,686	12,173,710
Amortisation	-	(91,701)	(91,701)

Balance at the end of the half-year	11,975,024	106,985	12,082,009

Intangible assets, other than goodwill, have finite useful lives. The current amortisation charges for intangible assets are included under depreciation and amortisation expense in the consolidated statement of profit or loss and other comprehensive income. Goodwill has an indefinite useful life.

For the purposes of impairment testing, the cash generating unit has been defined as the business to which the goodwill relates where individual cash flows can be ascertained for the purposes of discounting future cash flows.

	Consolidated
The carrying amount of goodwill allocated to the cash generating unit	30 June 2023 US$	31 December 2022 US$
NOVONIX Anode Materials	11,975,024	11,975,024
Total carrying amount of goodwill	11,975,024	11,975,024

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE HALF-YEAR ENDED JUNE 30, 2023

Note 7 Non-current assets – Intangible assets (continued)

The recoverable amount of the NOVONIX Anode Materials cash generating unit (“NOVONIX Anode Materials CGU”) has been determined on a ‘Fair Value Less Costs to Sell’ (“FVLCS”) basis.

To determine the recoverable amount, the FVLCS was calculated with reference to the issuance of the convertible notes in June 2023 (as outlined in Note 9) given that the convertible loan note issuance is directly associated with the planned future expansion of the NOVONIX Anode Materials CGU. Events occurring between the date of the convertible loan note issuance and June 30, 2023 have also been considered, and the directors do not believe that there have been any material events that would adversely impact the NOVONIX Anode Materials CGU such that the recoverable amount may not exceed the carrying value.

The recoverable amount of the NOVONIX Anode Materials CGU is deemed to be in excess of the carrying value of the CGU, and therefore no impairment has been recognised at June 30, 2023.